INSURANCE AND REINSURANCE CONTRACTS ASSETS AND LIABILITIES, Assets per Reinsurance Contract (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets per reinsurance contract [Abstract]
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	S/ 1,444	S/ 110,637
Result of the reinsurance service	(391,321)	(460,899)	S/ 0
Other changes	(125,495)	(211,437)
Cash flow [Abstract]
Net cash flow	(57,803)	97,768
Reinsurance Contracts [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	744,008	812,466
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	441,232	316,077
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	7,238	1,033
Reinsurance recoveries	448,491	317,110
Expenses for assigning the premiums paid to the reinsurer	(839,812)	(778,009)
Result of the reinsurance service	(391,321)	(460,899)
Net financial expenses for reinsurance contracts	43,419	(18,608)
Other changes	(9,574)	(28,173)
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	887,794	439,222
Reinsurance recoveries	(402,280)	0
Net cash flow	485,514	439,222
Balances at the end of the period	872,046	744,008	812,466
Reinsurance Contracts [Member] | Remaining Coverage Assets [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	308,270	322,427
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	0	0
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	7,238	1,033
Reinsurance recoveries	7,238	1,033
Expenses for assigning the premiums paid to the reinsurer	(837,543)	(775,719)
Result of the reinsurance service	(830,305)	(774,686)
Net financial expenses for reinsurance contracts	0	0
Other changes	(7,611)	(13,389)
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	885,524	773,918
Reinsurance recoveries	(34,505)	0
Net cash flow	851,019	773,918
Balances at the end of the period	321,373	308,270	322,427
Reinsurance Contracts [Member] | Assets for Incurred Claims for Contracts Not Measured by PAA [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	0	0
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	21	0
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	0	0
Reinsurance recoveries	21	0
Expenses for assigning the premiums paid to the reinsurer	0	0
Result of the reinsurance service	21	0
Net financial expenses for reinsurance contracts	0	0
Other changes	0	0
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	0	0
Reinsurance recoveries	(21)	0
Net cash flow	(21)	0
Balances at the end of the period	0	0	0
Reinsurance Contracts [Member] | Assets for Incurred Claims for Contracts Measured by PAA Present Value of Future Cash Flows [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	730,006	746,346
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	441,232	316,077
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	0	0
Reinsurance recoveries	441,232	316,077
Expenses for assigning the premiums paid to the reinsurer	(2,269)	(2,290)
Result of the reinsurance service	438,963	313,787
Net financial expenses for reinsurance contracts	43,419	(18,608)
Other changes	(12,114)	(17,298)
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	2,270	(294,221)
Reinsurance recoveries	(367,754)	0
Net cash flow	(365,484)	(294,221)
Balances at the end of the period	834,790	730,006	746,346
Reinsurance Contracts [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	110,964	194,365
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	0	0
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	0	0
Reinsurance recoveries	0	0
Expenses for assigning the premiums paid to the reinsurer	0	0
Result of the reinsurance service	0	0
Net financial expenses for reinsurance contracts	0	0
Other changes	59,346	3,303
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	0	(86,704)
Reinsurance recoveries	0	0
Net cash flow	0	(86,704)
Balances at the end of the period	170,310	110,964	194,365
Reinsurance Contracts [Member] | Accounts Payable to Reinsurers and Coinsurers [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	(419,217)	(463,886)
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	0	0
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	0	0
Reinsurance recoveries	0	0
Expenses for assigning the premiums paid to the reinsurer	0	0
Result of the reinsurance service	0	0
Net financial expenses for reinsurance contracts	0	0
Other changes	(52,716)	(789)
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	0	45,458
Reinsurance recoveries	0	0
Net cash flow	0	45,458
Balances at the end of the period	(471,933)	(419,217)	(463,886)
Reinsurance Contracts [Member] | Excess of Loss Contracts [Member]
Assets per reinsurance contract [Abstract]
Balances at the beginning of the period	13,985	13,214
Past Service Changes - LIC Adjustments and expenses incurred directly attributable	0	0
Future Service Changes - Changes in the FCF that do not adjust the CSM for the underlying group of contracts	0	0
Reinsurance recoveries	0	0
Expenses for assigning the premiums paid to the reinsurer	0	0
Result of the reinsurance service	0	0
Net financial expenses for reinsurance contracts	0	0
Other changes	3,521	0
Cash flow [Abstract]
Premiums paid net of commissions ceded and other directly attributable expenses paid	0	771
Reinsurance recoveries	0	0
Net cash flow	0	771
Balances at the end of the period	S/ 17,506	S/ 13,985	S/ 13,214